Note 4 - Notes Receivable (Details Textual) - USD ($)		1 Months Ended
	Feb. 22, 2018	Mar. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Feb. 21, 2018	Jan. 11, 2018	Jul. 31, 2017
Advance to Helomics [Member]
Notes Receivable, Interest Rate, Stated Percentage				8.00%
Payments to Acquire Notes Receivable				$ 600,000	$ 600,000
Advances to De Lage Landen [Member]
Payments to Acquire Notes Receivable			$ 67,512.10
Lease to Purchase Equipment, Down Payment, Percentage			50.00%
CytoBioscience [Member] | Promissory Notes Receivable [Member]
Notes Receivable, Interest Rate, Stated Percentage		8.00%						8.00%
Financing Receivable, Net, Total		$ 1,112,524	$ 1,070,000
Notes Receivable, Term		2 years
CytoBioscience [Member] | Promissory Notes Receivable [Member] | Subsequent Event [Member]
Notes Receivable, Interest Rate, Stated Percentage		8.00%
Financing Receivable, Net, Total		$ 1,112,524
Notes Receivable, Term		2 years
Helomics Holding Corp. [Member]
Financing Receivable, Net, Total		$ 167,512
Share Exchange Agreement, Outstanding Receivables, Amount Converted		$ 500,000
Share Exchange Agreement, Shares Received Upon Conversion of Receivables		833,333
Share Exchange Agreement, Convertible Notes, Percent of Stock		5.00%
Investment, Ownership Percent		25.00%
Helomics Holding Corp. [Member] | Subsequent Event [Member]
Financing Receivable, Net, Total	$ 167,512.50	$ 167,512.10				$ 667,512.50
Share Exchange Agreement, Outstanding Receivables, Amount Converted	$ 500,000	$ 500,000
Share Exchange Agreement, Shares Received Upon Conversion of Receivables	833,333	833,333
Share Exchange Agreement, Convertible Notes, Percent of Stock		5.00%					5.00%
Investment, Ownership Percent	25.00%	25.00%